Contract Liability and Receivable - Narrative (Details) $ in Millions	1 Months Ended
	Nov. 30, 2017 USD ($) patient	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Class of Warrant or Right1 [Line Items]
Warrant purchase agreement	$ 8
Expected recognition period	5
Contract receivable		$ 4,767,100	$ 0
Milestone 1
Class of Warrant or Right1 [Line Items]
Warrant purchase agreement	$ 2
Common share premium	20.00%
Weighted average closing price term	5
Patients | patient	1
Right to call warrant from time of agreement, term	6
Milestone 2
Class of Warrant or Right1 [Line Items]
Warrant purchase agreement	$ 6
Common share premium	20.00%
Weighted average closing price term	5
Patients | patient	50